Related Party Transactions (Details) - Schedule of Transactions Occurred with Related Parties - USD ($)		6 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Purchases of goods and services
Total transactions related parties		$ 143,920	$ 104,600
Purchases of various goods and services from entities controlled by key management personnel [Member]
Purchases of goods and services
Transactions occurred with related parties	[1]	52,989	38,500
Options and warrants expensed [Member]
Purchases of goods and services
Transactions occurred with related parties	[2]	8,921	66,100
Options issued in the period (net of adjustment) [Member]
Purchases of goods and services
Transactions occurred with related parties	[2]	(30,501)
Performance bonuses to key management Personnel [Member]
Purchases of goods and services
Transactions occurred with related parties	[3]	$ 112,511

[1]	Purchases from entities controlled by key management personnel
[2]	Share-based payment expenses to key management personnel and their related entities
[3]	Performance bonuses to key management personnel